Other Financial Assets	12 Months Ended
Dec. 31, 2020
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Other Financial Assets
13.	OTHER FINANCIAL ASSETS

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Guarantee deposits	$661,667	$516,505	$18,394
Pledged time deposits (Note 36)	620,817	367,550	13,089
Time deposits with original maturity of over three months	25,885	35,988	1,282

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Others (Note 36)	$16,958	$161,957	$5,768
	1,325,327	1,082,000	38,533
Current	765,834	551,655	19,646

Non-current	$559,493	$530,345	$18,887